Financial Liabilities at Fair Value Through Profit or Loss - Summary of Financial Liabilities At Fair Value Through Profit Or Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 11,320,590	$ 7,836,759	₩ 10,720,231
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	3,339,572		2,717,732
Securities sold
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,923,691		2,558,520
Others
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	415,881		159,212
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	7,981,018		8,002,499
Derivative linked securities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 7,981,018		₩ 8,002,499